Note 15 - Stock Options and Contributed Surplus - Exercise Price Range Disclosure (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares
Statement Line Items [Line Items]
Outstanding stock options	53,260,338	44,463,729	33,090,291	23,805,500
Stock options outstanding, weighted average exercise price (in dollars per share)	$ 0.43	$ 0.58	$ 0.68	$ 0.96
Outstanding stock options, weighted average remaining contractual life (Year)	7 years 87 days
Options exercisable	28,417,970
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.53
Exercise price range one [member]
Statement Line Items [Line Items]
Outstanding stock options	693,750
Stock options outstanding, weighted average exercise price (in dollars per share)	$ 0.19
Outstanding stock options, weighted average remaining contractual life (Year)	6 years 51 days
Options exercisable	693,750
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.19
Exercise price range two [member]
Statement Line Items [Line Items]
Outstanding stock options	9,020,313
Stock options outstanding, weighted average exercise price (in dollars per share)	$ 0.22
Outstanding stock options, weighted average remaining contractual life (Year)	7 years 229 days
Options exercisable	6,887,501
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.22
Exercise price range three [member]
Statement Line Items [Line Items]
Outstanding stock options	10,888,259
Stock options outstanding, weighted average exercise price (in dollars per share)	$ 0.25
Outstanding stock options, weighted average remaining contractual life (Year)	9 years 65 days
Options exercisable	3,504,188
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.25
Exercise price range four [member]
Statement Line Items [Line Items]
Outstanding stock options	24,844,766
Stock options outstanding, weighted average exercise price (in dollars per share)	$ 0.35
Outstanding stock options, weighted average remaining contractual life (Year)	8 years 138 days
Options exercisable	9,542,718
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.40
Exercise price range five [member]
Statement Line Items [Line Items]
Outstanding stock options	7,813,250
Stock options outstanding, weighted average exercise price (in dollars per share)	$ 1.13
Outstanding stock options, weighted average remaining contractual life (Year)	208 days
Options exercisable	7,789,813
Options exercisable, weighted average exercise price (in dollars per share)	$ 1.13
Bottom of range [member] | Exercise price range one [member]
Statement Line Items [Line Items]
Exercise price (in dollars per share)	0.11
Bottom of range [member] | Exercise price range two [member]
Statement Line Items [Line Items]
Exercise price (in dollars per share)	0.21
Bottom of range [member] | Exercise price range three [member]
Statement Line Items [Line Items]
Exercise price (in dollars per share)	0.25
Bottom of range [member] | Exercise price range four [member]
Statement Line Items [Line Items]
Exercise price (in dollars per share)	0.30
Bottom of range [member] | Exercise price range five [member]
Statement Line Items [Line Items]
Exercise price (in dollars per share)	0.87
Top of range [member] | Exercise price range one [member]
Statement Line Items [Line Items]
Exercise price (in dollars per share)	0.20
Top of range [member] | Exercise price range two [member]
Statement Line Items [Line Items]
Exercise price (in dollars per share)	0.24
Top of range [member] | Exercise price range three [member]
Statement Line Items [Line Items]
Exercise price (in dollars per share)	0.29
Top of range [member] | Exercise price range four [member]
Statement Line Items [Line Items]
Exercise price (in dollars per share)	0.86
Top of range [member] | Exercise price range five [member]
Statement Line Items [Line Items]
Exercise price (in dollars per share)	$ 1.64